Schedule of Investments (unaudited)	iShares® Global Tech ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	168,458	$2,872,741

Brazil — 0.0%
Pagseguro Digital Ltd., Class A(a)	53,454	547,369
StoneCo Ltd., Class A(a)	59,694	459,644
		1,007,013
Canada — 0.9%
CGI Inc.(a)	64,575	5,144,127
Constellation Software Inc.	5,958	8,844,751
Open Text Corp.	80,053	3,028,108
Shopify Inc., Class A(a)	349,100	10,908,019
		27,925,005
China — 0.2%
Xiaomi Corp., Class B(a)(b)	4,153,800	7,267,774

Finland — 0.2%
Nokia OYJ	1,656,589	7,678,370

France — 0.7%
Capgemini SE	48,454	8,356,380
Dassault Systemes SE	212,150	7,858,219
Edenred	77,096	3,652,085
Worldline SA/France(a)(b)	73,751	2,750,866
		22,617,550
Germany — 1.3%
Infineon Technologies AG	399,103	9,708,383
SAP SE	332,661	30,322,183
		40,030,566
Ireland — 0.1%
Seagate Technology Holdings PLC	60,141	4,296,473

Italy — 0.1%
Nexi SpA(a)(b)	224,322	1,862,869

Japan — 3.4%
Advantest Corp.	63,000	3,387,932
Canon Inc.	319,700	7,244,843
FUJIFILM Holdings Corp.	122,600	6,587,471
Fujitsu Ltd.	56,300	7,044,700
Keyence Corp.	58,640	20,109,896
Kyocera Corp.	109,700	5,864,163
Lasertec Corp.	24,500	2,918,039
Murata Manufacturing Co. Ltd.	197,300	10,738,510
NEC Corp.	86,400	3,371,065
Nomura Research Institute Ltd.	136,900	3,673,920
NTT Data Corp.	201,900	2,800,925
Obic Co. Ltd.	21,200	3,014,770
Omron Corp.	65,300	3,323,554
Renesas Electronics Corp.(a)	434,800	3,934,660
Ricoh Co. Ltd.	194,600	1,519,271
Rohm Co. Ltd.	26,500	1,857,643
TDK Corp.	122,300	3,781,304
Tokyo Electron Ltd.	48,200	15,732,151
		106,904,817
Netherlands — 2.7%
Adyen NV(a)(b)	9,367	13,517,817
ASM International NV	11,408	2,838,392
ASML Holding NV	123,669	58,425,927
Security	Shares	Value

Netherlands (continued)
NXP Semiconductors NV	79,893	$11,826,561
		86,608,697
New Zealand — 0.1%
Xero Ltd.(a)	41,163	2,195,660

Singapore — 0.2%
STMicroelectronics NV, New	197,226	6,217,562

South Korea — 2.8%
Samsung Electronics Co. Ltd.	1,561,996	68,895,504
Samsung SDI Co. Ltd.	16,958	6,993,222
SK Hynix Inc.	162,890	11,502,327
		87,391,053
Spain — 0.2%
Amadeus IT Group SA(a)	135,509	7,587,710

Sweden — 0.4%
Hexagon AB, Class B	637,148	6,657,594
Sinch AB(a)(b)	233,680	763,304
Telefonaktiebolaget LM Ericsson, Class B	890,455	6,650,821
		14,071,719
Switzerland — 0.5%
Logitech International SA, Registered	51,247	2,672,286
TE Connectivity Ltd.	98,029	11,091,982
Temenos AG, Registered	19,519	1,670,437
		15,434,705
Taiwan — 4.0%
Delta Electronics Inc.	604,000	4,503,576
Hon Hai Precision Industry Co. Ltd.	3,827,378	14,050,844
MediaTek Inc.	489,000	10,734,128
Taiwan Semiconductor Manufacturing Co. Ltd.	5,761,600	92,337,387
United Microelectronics Corp.	3,598,000	4,809,389
		126,435,324
United Kingdom — 0.2%
Halma PLC	111,953	2,748,685
Sage Group PLC (The)	330,602	2,560,109
		5,308,794
United States — 81.3%
Accenture PLC, Class A	192,722	53,509,263
Adobe Inc.(a)	143,764	52,626,250
Advanced Micro Devices Inc.(a)	493,033	37,702,234
Akamai Technologies Inc.(a)	48,513	4,430,692
Amphenol Corp., Class A	182,955	11,778,643
Analog Devices Inc.	159,083	23,240,436
Ansys Inc.(a)	26,180	6,264,612
Apple Inc.	4,678,031	639,580,398
Applied Materials Inc.	268,239	24,404,384
Arista Networks Inc.(a)	69,330	6,498,994
Autodesk Inc.(a)	66,192	11,382,376
Automatic Data Processing Inc.	127,106	26,697,344
Broadcom Inc.	124,225	60,349,747
Broadridge Financial Solutions Inc.	36,164	5,155,178
Cadence Design Systems Inc.(a)	84,476	12,673,934
CDW Corp./DE	41,563	6,548,666
Ceridian HCM Holding Inc.(a)	43,101	2,029,195
Cisco Systems Inc.	1,263,888	53,892,184
Citrix Systems Inc.	38,910	3,780,885
Cognizant Technology Solutions Corp., Class A	157,803	10,650,125
Corning Inc.	231,281	7,287,664
DXC Technology Co.(a)	77,201	2,339,962

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Enphase Energy Inc.(a)	41,091	$8,022,607
EPAM Systems Inc.(a)	17,413	5,133,004
F5 Inc.(a)	18,805	2,877,917
Fidelity National Information Services Inc.	186,243	17,072,896
Fiserv Inc.(a)	177,003	15,747,957
FleetCor Technologies Inc.(a)	23,546	4,947,250
Fortinet Inc.(a)	202,684	11,467,861
Gartner Inc.(a)	24,514	5,928,221
Global Payments Inc.	85,412	9,449,984
Hewlett Packard Enterprise Co.	400,088	5,305,167
HP Inc.	320,494	10,505,793
Intel Corp.	1,244,057	46,540,172
International Business Machines Corp.	273,650	38,636,644
Intuit Inc.	86,078	33,177,904
Jack Henry & Associates Inc.	21,715	3,909,134
Juniper Networks Inc.	94,945	2,705,933
Keysight Technologies Inc.(a)	54,724	7,543,703
KLA Corp.	45,415	14,491,018
Lam Research Corp.	42,154	17,963,927
Mastercard Inc., Class A	261,282	82,429,245
Microchip Technology Inc.	170,292	9,890,559
Micron Technology Inc.	338,450	18,709,516
Microsoft Corp.	2,275,454	584,404,851
Monolithic Power Systems Inc.	13,446	5,163,802
Motorola Solutions Inc.	50,910	10,670,736
NetApp Inc.	68,209	4,449,955
NortonLifeLock Inc.	181,314	3,981,655
Nvidia Corp.	761,844	115,487,932
ON Semiconductor Corp.(a)	132,200	6,650,982
Oracle Corp.	480,239	33,554,299
Paychex Inc.	98,543	11,221,091
Paycom Software Inc.(a)	14,419	4,039,050
PayPal Holdings Inc.(a)	352,340	24,607,426
PTC Inc.(a)	32,908	3,499,437
Qorvo Inc.(a)	33,927	3,199,995
Qualcomm Inc.	340,761	43,528,810
Roper Technologies Inc.	32,316	12,753,509
Salesforce Inc.(a)	302,286	49,889,282
ServiceNow Inc.(a)	61,044	29,027,643
Skyworks Solutions Inc.	48,965	4,536,118
SolarEdge Technologies Inc.(a)	16,853	4,612,329
Synopsys Inc.(a)	46,391	14,088,947
Security	Shares	Value

United States (continued)
Teledyne Technologies Inc.(a)	13,994	$5,249,289
Teradyne Inc.	48,743	4,364,936
Texas Instruments Inc.	280,880	43,157,212
Trimble Inc.(a)	74,746	4,352,460
Tyler Technologies Inc.(a)	12,760	4,242,445
VeriSign Inc.(a)	28,862	4,829,479
Visa Inc., Class A	500,711	98,584,989
Western Digital Corp.(a)	96,862	4,342,324
Zebra Technologies Corp., Class A(a)	15,794	4,642,646
		2,578,413,207
Total Common Stocks — 99.4%
(Cost: $2,876,149,547)		3,152,127,609

Preferred Stocks

South Korea — 0.3%
Samsung Electronics Co. Ltd., Preference Shares, NVS	251,169	10,095,836

Total Preferred Stocks — 0.3%
(Cost: $8,222,718)		10,095,836

Total Long-Term Investments — 99.7%
(Cost: $2,884,372,265)		3,162,223,445

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	2,430,000	2,430,000

Total Short-Term Securities — 0.1%
(Cost: $2,430,000)		2,430,000

Total Investments in Securities — 99.8%
(Cost: $2,886,802,265)		3,164,653,445

Other Assets Less Liabilities — 0.2%		6,028,828
Net Assets — 100.0%		$3,170,682,273

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,105,132	$—	$(1,108,009	)(b)	$3,491	$(614)	$—	—	$9,475	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,810,000	—	(1,380,000	)(b)	—	—	2,430,000	2,430,000	5,000		—
					$3,491	$(614)	$2,430,000		$14,475		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	60	09/16/22	$7,702	$(183,067)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,634,560,241	$517,567,368	$—	$3,152,127,609
Preferred Stocks	—	10,095,836	—	10,095,836
Money Market Funds	2,430,000	—	—	2,430,000
	$2,636,990,241	$527,663,204	$—	$3,164,653,445
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(183,067)	$—	$—	$(183,067)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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